UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 2012
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		   Chief Operating Officer

               	--------------------------
Phone:		        212-909-1650
                --------------------------

Signature,		         Place,			  and Date of Signing
William J. Vernon 		New York, NY		    May 14, 2012

Report Type	[X]	13F HOLDINGS REPORT
		[  ]	13F NOTICE
		[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		              	   0
						          ----------
Form 13F Information Table Entry Total                       	 28
						          ----------
Form 13F Information Table Value Total	              	   $181,031
						          ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/	PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN 	CALL DSCRETN Managers SOLE    SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- 	---- ------- -------- ------- ------ ----
Aecom Technology Corp. Delawa  COM	      00766T100    11572   517,300  SH	        SOLE 	NONE  517,300 	   0	0
Air Lease Corp.	               CL A	      00912X302     4116   171,000  SH	        SOLE 	NONE  171,000 	   0	0
Baker Hughes Inc.	       COM	      057224107     5171   123,300  SH          SOLE 	NONE  123,300 	   0	0
BE Aerospace Inc.	       COM	      073302101	    1626    35,000  SH	PUT     SOLE 	NONE   35,000 	   0	0
CSX Corp.	               COM	      126408103     2045    95,000  SH		SOLE 	NONE   95,000 	   0	0
Ebay Inc.	               COM	      278642103    14022   380,000  SH		SOLE 	NONE  380,000 	   0	0
Exelis Inc.	               COM	      30162A108    16075 1,283,963  SH		SOLE 	NONE1,283,963 	   0	0
Fidelity Natl Information Serv.COM	      31620M106     4037   121,900  SH		SOLE 	NONE  121,900 	   0	0
Fidelity Natl Financial, Inc   CL A	      31620R105     5409   300,000  SH		SOLE 	NONE  300,000 	   0	0
Ford MTr Co Del	               COM PAR $0.01  345370860     7340   588,400  SH		SOLE 	NONE  588,400 	   0	0
General Motors Corp.	       COM	      37045V100     8972   349,800  SH		SOLE 	NONE  349,800 	   0	0
ITT Corp New	               COM NEW	      450911201      803    35,000  SH		SOLE 	NONE   35,000 	   0	0
Johnson & Johnson	       COM	      478160104     4109    62,300  SH		SOLE 	NONE   62,300 	   0	0
Mantech Intl Corp.	       CL A	      564563104     6146   178,358  SH		SOLE 	NONE  178,358 	   0	0
NCI Inc. 	               CL A	      62886K104      320    50,000  SH		SOLE 	NONE   50,000 	   0	0
Oracle Corp.	               COM	      68389X105     3324   114,000  SH		SOLE 	NONE  114,000 	   0	0
Orbotech Ltd.	               ORD	      M75253100     3744   323,027  SH		SOLE 	NONE  323,027 	   0	0
Pentair Inc.	               COM	      709631105     2857    60,000  SH		SOLE 	NONE   60,000 	   0	0
Post Holdings Inc	       COM	      737446104     1488    45,184  SH		SOLE 	NONE   45,184 	   0	0
Primerica Inc.	               COM	      74164M108     7941   315,004  SH		SOLE 	NONE  315,004 	   0	0
Ralcorp Hldgs Inc. New	       COM	      751028101     6757    91,200  SH		SOLE 	NONE   91,200 	   0	0
Rockwell Collins Inc	       COM	      774341101     7776   135,100  SH		SOLE 	NONE  135,100 	   0	0
Tempur Pedic Intl, Inc.	       COM	      88023U101    11288   133,700  SH		SOLE 	NONE  133,700 	   0	0
Time Warner, Inc.	       COM NEW	      887317303    10759   285,000  SH		SOLE 	NONE  285,000 	   0	0
Tyco International Ltd.	       SHS	      H89128104    12360   220,000  SH		SOLE 	NONE  220,000 	   0	0
Ultra Clean Hldgs, Inc.	       COM	      90385V107     2181   289,308  SH		SOLE 	NONE  289,308 	   0	0
Verint Sys Inc.	               COM	      92343X100    10043   557,046  SH		SOLE 	NONE  557,046 	   0	0
Xylem Inc.	               COM	      98419M100     8750   315,300  SH		SOLE 	NONE  315,300 	   0	0